Trade and Other Receivables - Changes in the Allowance for Doubtful Accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (26,197,311)
Changes in allowance account for credit losses of financial assets
Ending balance	(26,799,201)	₩ (26,197,311)
Trade receivables | Allowance for credit losses [member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	260,774	232,645	₩ 199,000
Changes in allowance account for credit losses of financial assets
Bad debt expense	84,625	48,160	68,385
Write-off	(37,639)	(17,157)	(26,109)
Reversal	(2,223)	(12,928)	(5,577)
Others	(25,223)	10,054	(3,054)
Ending balance	280,314	260,774	232,645
Other receivables | Allowance for credit losses [member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	140,168	133,953	109,453
Changes in allowance account for credit losses of financial assets
Bad debt expense	8,155	21,937	24,290
Write-off	(14,675)	(23,177)	(4,472)
Reversal	(4,101)	(587)	(1,942)
Others	31,347	8,042	6,624
Ending balance	₩ 160,894	₩ 140,168	₩ 133,953